Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Schedule of Segment Reporting Information, by Segment
Summarized segment information for the years ended March 31, 2019, March 31, 2020 and March 31, 2021:

	Fiscal year ended March 31,
	2019								2020
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/(expense) (External)	Rs.	336,677.1	Rs.	140,085.0	Rs.	30,743.5	Rs.	507,505.6	Rs.	356,017.3	Rs.	204,725.8	Rs.	32,784.3	Rs.	593,527.4
Net interest income/(expense) (Internal)		62,339.1		(43,842.8)		(18,496.3)		—		127,065.9		(101,002.5)		(26,063.4)		—
Net interest revenue		399,016.2		96,242.2		12,247.2		507,505.6		483,083.2		103,723.3		6,720.9		593,527.4
Less: Provision for credit losses		64,051.0		8,228.3		—		72,279.3		104,516.8		13,105.1		—		117,621.9

Net interest revenue, after provision for credit losses		334,965.2		88,013.9		12,247.2		435,226.3		378,566.4		90,618.2		6,720.9		475,905.5
Non-interest revenue		138,783.0		23,789.6		(2,450.4)		160,122.2		161,890.1		36,059.1		269.8)		198,219.0
Non-interest expense		(230,726.5)		(22,744.8)		(1,918.2)		(255,389.5)		(278,605.8)		(27,774.0)		(1,900.7)		(308,280.5)

Income before income tax	Rs.	243,021.7	Rs.	89,058.7	Rs.	7,878.6	Rs.	339,959.0	Rs.	261,850.7	Rs.	98,903.3	Rs.	5,090.0	Rs.	365,844.0

Income tax expense							Rs.	119,393.5							Rs.	105,480.0

Segment assets:
Segment total assets	Rs.	7,432,733.8	Rs.	4,732,290.7	Rs.	1,115,049.1	Rs.	13,280,073.6	Rs.	8,353,762.3	Rs.	5,933,391.4	Rs.	1,674,735.4	Rs.	15,961,889.1

	Fiscal year ended March 31,
	2021
	Retail Banking		Wholesale Banking		Treasury Services		Total			Total
	(In millions)
Net interest income/(expense) (External)	Rs.	361,343.5	Rs.	278,431.0	Rs.	43,912.0	Rs.	683,686.5	US$	9,347.8
Net interest income/(expense) (Internal)		176,420.0		(143,863.7)		(32,556.3)		—		—
Net interest revenue		537,763.5		134,567.3		11,355.7		683,686.5		9,347.8
Less: Provision for credit losses		145,822.0		8,411.4		—		154,233.4		2,108.7

Net interest revenue, after provision for credit losses		391,941.5		126,155.9		11,355.7		529,453.1		7,239.1
Non-interest revenue		175,447.7		72,420.1		5,107.9		252,975.7		3,458.7
Non-interest expense		(306,461.1)		(34,238.4)		(1,902.8)		(342,602.3)		(4,684.2)

Income before income tax	Rs.	260,928.1	Rs.	164,337.6	Rs.	14,560.8	Rs.	439,826.5	US$	6,013.6

Income tax expense							Rs.	113,820.1	US$	1,556.2

Segment assets:
Segment total assets	Rs.	9,356,987.2	Rs.	7,011,959.9	Rs.	1,610,834.9	Rs.	17,979,782.0	US$	245,826.9